Subsequent events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent events
3 4 .	Subsequent events

3 4 .1	Changes to PIPE
On 12 January 2022, the Group issued convertible note for an amount of $20 million to a PIPE investor as pre-funded
subscription. The convertible note shall be exchanged for a number of new Swvl’s Common Shares A at an exchange price of $9.10 per share. Upon the issuance of the exchangeable notes, the amount pre-funded
by the PIPE investor reduces their remaining respective commitment in the PIPE. This note doesn’t bear interest.
On 30 January 2022, following the termination of the forward purchase agreement between SPAC and an investor, the Group terminated the subscription agreement in the amount of $2 million with the same investor.
On 31 January 2022, the Group has entered into a new convertible note agreement with an investor increasing the PIPE by USD 1 million as pre-funded subscription. The convertible note shall be exchanged for a number of new Swvl’s Common Shares A at an exchange price of $9.10 per share. Upon the issuance of the exchangeable notes, the amount pre-funded
by the PIPE investor reduces their remaining respective commitment in the PIPE. This note doesn’t bear interest.
On 11 March 2022, the Group issued convertible notes for an amount of $1.8 million and to a PIPE investor as pre-funded
subscription. The convertible note shall be exchanged for a number of new Swvl’s Common Shares A at an exchange price of $9.10 per share. Upon the issuance of the exchangeable notes, the amount pre-funded
by the PIPE investor reduces their remaining respective commitment in the PIPE. This note doesn’t bear interest.
On 23 March 2022, the Group issued convertible note for an amount of $2.7 million $0.9 million to PIPE investors as pre-funded
subscription. The convertible notes shall be exchanged for a number of new Swvl’s Common Shares A at an exchange price of $9.10 per share. Upon the issuance of the exchangeable notes, the amount pre-funded
by the PIPE investor reduces their remaining respective commitment in the PIPE. These notes don’t bear interest.

3 4 .2	Acquisition of controlling interest in an Argentina-based mass transit platform provider
On 14 January 2022, the Group acquired a 51% controlling interest in Viapool Inc, (“Viapool”) a company incorporated under the laws of the State of Delaware, pursuant to the signed stock purchase agreement. Viapool is engaged in the development, implementation and commercialization of new mobility and transport systems, including different services and connecting travellers with buses and private cars in Argentina.

The total value of the purchase consideration is approximately $4.5 million in cash and shares as follows:

•	$1 million in cash, paid by the Group at closing date of the acquisition;

•	$ 0.5 million in new Swvl’s Common Shares A or in cash if the de-SPAC process has been definitively terminated;

•	$2.5 million in cash, payable ten business days counted as from the earlier of (a) March 31, 2022, or (b) the Completion of the de-SPAC process; and

•	Maximum of $0.5 million in cash, payable subject to achieving certain revenue level as outlined in the stock purchase agreement.
The Company still assessing the accounting treatment and fair value of net assets acquired in relation to the acquired controlling interest.

34.3	Enter into Sale and Purchase agreement of Door2Door GMBH
On March 24, 2022, we announced a definitive agreement to acquire a controlling interest in Door2DoorGmbH, a high-growth mobility operations platform that partners with municipalities, public transit operators, corporations, and automotive companies to optimize shared mobility solutions across Europe. The closing of the door2door transaction is subject to customary closing conditions and is expected to be completed in by June 30, 2022.

34.4	Consummated reverse recapitalization with Queen’s Gambit
On March 31, 2022 (the “Closing Date”), the Company consummated a business combination (the “Closing”) with Queen’s Gambit Growth Capital, a Cayman Islands exempted company with limited liability (“Queen’s Gambit”), where Queen’s Gambit merged through multiple transactions with a wholly owned subsidiary of Swvl Inc.
As a result of the Mergers and the other transactions contemplated by the Business Combination Agreement, the merged Queen’s Gambit Surviving Company and Swvl, Inc. will each become wholly owned subsidiaries of Swvl Holdings Corp (Formerly known as “Pivotal Holdings Corp”), a British Virgin Islands business company limited by shares incorporated under the laws of the British Virgin Islands.
Swvl Holdings Corp articles authorize the issuance of up to 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares and (b) 55,000,000 preferred shares. All outstanding Class A Ordinary Shares are fully paid and non-assessable.
To the extent they are issued, certificates representing Class A Ordinary Shares are issued in registered form. All options, regardless of grant dates, will entitle holders to an equivalent number of Class A Ordinary Shares once the vesting and exercising conditions are met.
At the closing date, Pivotal Holdings Corp changed its name to Swvl Holdings Corp and the securityholders of Queen’s Gambit and Swvl, Inc. will become securityholders of Swvl Holdings Corp (“New Swvl”). Subsequent to the closing of the Business Combination, there were 118,496,102 Class A Ordinary Shares with par value of $0.0001 per share that were outstanding and issued. There are also 17,433,333 Warrants outstanding, each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are public warrants (“Public Warrants”) listed on Nasdaq and 5,933,333 private placement warrants (“Private Warrants”).
Pursuant to the terms of the business combination agreement, at the closing date, among other things, each shareholder of Swvl’s outstanding a) Common Shares A, b) Common Shares B”) and c) Class A, B, C, D and
D-1
preferred shares shall receive approximately 1,509.963 shares of new Swvl’s common shares A and the contingent right to receive certain Earnout Shares (as defined below), for each share of the Company’s common shares, par value $0.0001 per share in exchange of original shares.
Concurrently at the closing date, each outstanding and unexercised option (vested or not) to purchase Swvl’s Common Shares B (each, a “Swvl Option”), were converted to an option to purchase approximately 1,509.963 new Swvl’s common Shares A and the contingent right to receive certain Earnout restricted Stock Units (“Earnout RSUs”) at an exercise price per option equal to (x) the exercise price per option divided by (y) the Exchange Ratio.
In addition, pursuant to the terms of the business combination agreement, at the closing date, each outstanding Queen’s Gambit Warrant were automatically assumed and converted into a new Warrant to acquire new Swvl’s Common Share A, subject to the same terms and conditions (including exercisability terms) as were applicable to the corresponding former Queen’s Gambit Warrants.
During the time period between the Closing Date and the five-year anniversary of the Closing Date (“Earnout Period”), Eligible Swvl Shareholders may receive up to 15 million additional shares of New Swvl’s Common Shares A (the “Earnout Shares”) in the aggregate in three equal tranches of 5 million shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $12.50, $15.00 and $17.50 for any 20 trading days within any 30 consecutive trading day period (“Trigger Events”) (or an earlier Change of Control event).
Effective Time, which will be subject to potential forfeiture, and which will be able to be settled in Holdings Common Shares A upon the occurrence of the applicable Earnout Triggering Events (or an earlier Change of Control event).
The portion of such Holdings Common Shares A issuable to Eligible Swvl Shareholders who hold Swvl Options will instead be issued to such holders as Earnout RSUs at the Company Merger
In addition and concurrently with the Closing, PIPE investors purchased and/or automatically converted an existing Swvl exchangeable notes to an aggregate of 12,188,711 shares of New Swvl’s Common Shares with an aggregate proceeds of $111.5 million.
The Company’s Common Stock and Public Warrants have commenced trading on the Nasdaq Stock Exchange (“Nasdaq”) under the symbols “SWVL” and “SWVLW” on March 31, 2022, subject to ongoing review of the Company’s satisfaction of all listing criteria following the Business Combination.
During the year, the Group has incurred costs related to the transaction between the Parent Company and Queen’s Gambit Growth Capital of $7,355,404 (2020: $0). The incurred costs include registration and other regulatory fees, amounts paid to legal, accounting and other professional advisers.